Evaluation of Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Evaluation of Subsequent Events

The Company has evaluated subsequent events through May 15, 2015, which is the date the financial statements were available to be issued. On April 6, 2015, 269,565 shares of the Company’s common stock were issued to subscribers at $.138 per share. The proceeds of such were received by the Company during the three months ended March 31, 2015. Also on April 6, 2015, 60,000 shares of the Company’s common stock were issued to Ryan Goulding Services, LLC, for services performed, pursuant to a settlement agreement, dated February 12, 2015, by and among the Company, Securities Counselors, Inc. and Belair Capital Partners, Inc.

Subsequent to December 31, 2014, the Company:

a)	Received subscriptions for 2,027,535 shares of the Company's common stock for proceeds of $279,800. As of the date of these financial statements, the Company had issued 578,261 of the common shares.

b)	Entered into a License Agreement whereby the Company was granted an exclusive license under Patent Rights to make, use, offer for sale, import or sell a proprietary latching system developed and patented by the Company's shareholder (the "Licensor"). The License Agreement allows the Company to manufacture or sub-license the patented latching system and provide services utilizing the patented latching system within the United States and its territories and possessions and any foreign countries where Patent Rights exist. The License Agreement does not require the payment of license issue fees or royalties, however, the Company will be required to maintain any fees or costs associated to keep the patent active. The License Agreement will be in effect for the life of the last-to-expire patent or last-to-be-abandoned patent application licensed under this Agreement, whichever is later. The Company will have the right to terminate the Agreement in whole or as to any portion of Patent Rights at any time by giving such notice to the Licensor. Should the Company violate or fail to perform any term of this Agreement, the Licensor may give written notice of such default ("Notice of Default") to the Company. Should the Company fail to repair such default within sixty days, of the effective date of such notice, the Licensor will have the right to terminate the License Agreement and the licenses therein by a second written notice ("Notice of Termination") to the Company. If a Notice of Termination is sent to the Company, the License Agreement will automatically terminate on the effective date of such notice.

c)	Issued 60,000 shares of the Company's common stock pursuant to a settlement agreement with a vendor.

The Company has evaluated subsequent events through April 13, 2015, which is the date the financial statements were available to be issued.